AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2019
(unaudited)

		Market
Shares	Common Stocks (97.6%)	Value	(a)

	Communication Services (4.9%)

	Broadcast Services/Program (0.9%)
27,515	Nexstar Media Group, Inc.	$2,815,060

	Cable/Satellite TV (1.0%)
7,283	Charter Communications, Inc.+	3,001,470

	Cellular Telecom (0.8%)
30,204	T-Mobile US, Inc.+	2,379,169

	Radio (1.5%)
111,197	Liberty SiriusXM Group - C+	4,665,826

	Theaters (0.7%)
30,758	Live Nation Entertainment, Inc.+	2,040,486

	Total Communication Services	14,902,011

	Consumer Discretionary (12.6%)

	Casinos & Gaming (1.4%)
111,207	Eldorado Resorts, Inc.+	4,433,823

	Consumer Services (1.3%)
69,863	ServiceMaster Co. LLC+	3,905,342

	Distribution/Wholesale (1.3%)
128,540	LKQ Corp.+	4,042,583

	Food - Catering (1.4%)
102,196	Aramark Corp.	4,453,702

	Funeral Service & Related Items (1.5%)
99,750	Service Corp. International	4,769,048

	Hotels & Motels (1.3%)
75,643	Wyndham Hotels & Resorts, Inc.	3,913,769

	Racetracks (1.5%)
37,288	Churchill Downs, Inc.	4,603,390

	Recreational Centers (0.9%)
47,317	Planet Fitness, Inc.+	2,738,235

	Resorts/Theme Parks (1.0%)
29,579	Six Flags Entertainment Corp.	1,502,317
6,436	Vail Resorts, Inc.	1,464,576
		2,966,893

	Retail - Restaurants (1.0%)
12,391	Domino's Pizza, Inc.	3,030,715

	Total Consumer Discretionary	38,857,500

	Consumer Staples (3.9%)

	Beverages - Wine/Spirits (1.1%)
16,578	Constellation Brands, Inc.	3,436,288

	Food - Wholesale/Distributors (2.8%)
85,768	Performance Food Group Co.+	3,946,186
114,475	US Foods Holding Corp.+	4,704,923
		8,651,109

	Total Consumer Staples	12,087,397

	Energy (3.6%)

	Midstream Oil & Gas (2.1%)
55,396	Oneok, Inc.	4,082,131
58,798	Targa Resources Corp.	2,361,916
		6,444,047

	Oil Company - Exploration & Production (0.9%)
41,980	Continental Resources, Inc./OK	1,292,564
14,886	Diamondback Energy, Inc.	1,338,400
		2,630,964
	Oil Refining & Marketing (0.6%)
22,524	Valero Energy Corp.	1,919,946

	Total Energy	10,994,957

	Financials (14.0%)

	Commercial Banks (0.6%)
9,332	SVB Financial Group+	1,949,921

	Finance - Auto Loans (0.5%)
44,787	Ally Financial, Inc.	1,485,137

	Finance - Investment Banker/Broker (1.9%)
51,049	LPL Financial Holdings, Inc.	4,180,913
38,412	TD Ameritrade Holding Corp.	1,793,840
		5,974,753

	Finance - Other Services (1.0%)
31,280	Nasdaq, Inc.	3,107,668

	Insurance Brokers (1.4%)
117,358	Brown & Brown, Inc.	4,231,929

	Investment Management/Advisor Service (0.6%)
12,923	Ameriprise Financial, Inc.	1,900,973

	Real Estate Management/Service (1.3%)
46,262	CBRE Group, Inc.+	2,452,349
10,771	Jones Lang Lasalle, Inc.	1,497,815
		3,950,164

	REITS - Diversified (4.2%)
22,418	Crown Castle International Corp.	3,116,326
65,535	Duke Realty Corp.	2,226,224
5,996	Equinix, Inc.	3,458,493
177,660	VICI Properties LLC	4,023,999
		12,825,042

	REITS - Hotels (0.8%)
30,543	Ryman Hospitality Properties	2,498,723

	REITS - Single Tenant (0.8%)
64,532	Store Capital Corp.	2,414,142

	REITS - Warehouse/Industrial (0.9%)
76,281	Americold Realty Trust	2,827,737

	Total Financials	43,166,189

	Healthcare (14.3%)

	Diagnostic Equipment (1.2%)
252,897	Avantor, Inc.+	3,717,586

	Medical Equipment (1.8%)
15,903	Teleflex, Inc.	5,403,044

	Medical Information Systems (2.9%)
258,682	Change Healthcare Holdings LLC+	3,124,879
39,352	IQVIA Holdings, Inc.+	5,878,402
		9,003,281

	Medical Laboratories & Testing Services (1.1%)
24,557	Charles River Laboratories International, Inc.+	3,250,610

	Medical Products (3.7%)
10,703	The Cooper Cos., Inc.	3,178,791
47,970	Hill-Rom Holdings, Inc.	5,047,883
23,340	Zimmer Biomet Holdings, Inc.	3,203,882
		11,430,556

	Medical - Biomedical/Gene (1.6%)
14,964	Bio-Rad Laboratories, Inc.+	4,979,121

	Medical - Hospitals (0.9%)
22,233	HCA Healthcare, Inc.	2,677,298

	Veterinary Diagnostics (1.1%)
131,666	Elanco Animal Health, Inc.+	3,500,999

	Total Healthcare	43,962,495

	Industrials (13.8%)

	Aerospace/Defense - Equipment (2.6%)
18,572	L3 HarrisTechnologies, Inc.	3,874,862
12,609	Teledyne Technologies, Inc.+	4,059,972
		7,934,834

	Commercial Services - Finance (3.8%)
81,247	IHS Markit Ltd.+	5,433,799
79,719	TransUnion	6,466,008
		11,899,807

	Distribution/Wholesale (1.4%)
107,939	HD Supply Holdings, Inc.+	4,228,510

	Electronic Measurement Instruments (1.1%)
50,954	Fortive Corp.	3,493,406

	Machinery - General Industry (1.3%)
10,971	Roper Technologies, Inc.	3,912,259

	Machinery - Pumps (1.5%)
56,859	Xylem, Inc.	4,527,114

	Waste Management (2.1%)
34,780	Casella Waste Systems, Inc.+	1,493,453
57,702	Republic Services, Inc.	4,994,108
		6,487,561

	Total Industrials	42,483,491

	Information Technology (22.3%)

	Applications Software (3.3%)
83,052	CDK Global, Inc.	3,993,971
120,932	SS&C Technologies Holdings, Inc.	6,236,463
		10,230,434

	Commercial Services - Finance (2.2%)
9,342	FleetCor Technologies, Inc.+	2,679,099
26,105	Global Payments, Inc.	4,150,695
		6,829,794

	Computer Hardware & Storage (1.6%)
93,944	Dell Technologies, Inc.+	4,871,936

	Computer Services (1.2%)
15,407	CACI International, Inc.+	3,563,023

	Consulting Services (0.5%)
21,397	Booz Allen Hamilton Holding Corp.	1,519,615

	Data Processing/Management (3.8%)
17,471	Broadridge Financial Solutions, Inc.	2,173,917
37,883	Fidelity National Information Services, Inc.	5,029,347
42,136	Fiserv, Inc.+	4,364,868
		11,568,132

	Electronic Measurement Instruments (2.6%)
78,978	FLIR Systems, Inc.	4,153,453
40,598	Keysight Technologies, Inc.+	3,948,156
		8,101,609

	Internet Security (0.6%)
8,768	Palo Alto Networks, Inc.+	1,787,181

	Networking Products (0.5%)
6,311	Arista Networks, Inc.+	1,507,824

	Semiconductor Equipment (0.9%)
59,692	Entegris, Inc.	2,809,106

	Office Automation & Equipment (3.8%)
56,247	CDW Corp.	6,931,880
23,023	Zebra Technologies Corp.+	4,751,257
		11,683,137

	Wireless Equipment (1.3%)
23,970	Motorola Solutions, Inc.	4,084,728

	Total Information Technology	68,556,519

	Materials (7.5%)

	Commercial Services (1.3%)
19,762	Ecolab, Inc.	3,913,666

	Containers - Metal/Glass (2.9%)
40,975	Ball Corp.		2,983,390
88,884	Crown Americas LLC+		5,871,677
			8,855,067

	Containers - Paper/Plastic (3.3%)
63,661	Berry Global Group, Inc.+		2,499,967
397,669	Graphic Packaging International, Inc.		5,865,618
50,544	Westrock Co.		1,842,329
			10,207,914

	Total Materials		22,976,647

	Utilities (0.7%)

	Water (0.7%)
17,657	American Water Works Co., Inc.		2,193,529

	Total Common Stocks (cost $229,815,922)		300,180,735

	Short-Term Investment (1.6%)

4,832,151	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 1.84%* (cost $4,832,151)		4,832,151

	Total Investments (cost $234,648,073 - note b)	99.2%	305,012,886
	Other assets less liabilities	0.8	2,571,484
	Net Assets	100.0%	$307,584,370

	+ Non-income producing security.

	* The rate is an annualized seven-day yield at period end.

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	2.6%
Applications Software	3.4
Beverages - Wine/Spirits	1.1
Broadcast Services/Program	0.9
Cable/Satellite TV	1.0
Casinos & Gaming	1.5
Cellular Telecom	0.8
Commercial Banks	0.7
Commercial Services	1.3
Commercial Services - Finance	6.2
Computer Hardware & Storage	1.6
Computer Services	1.2
Consulting Services	0.5
Consumer Services	1.3
Containers - Metal/Glass	3.0
Containers - Paper/Plastic	3.4
Data Processing/Management	3.9
Diagnostic Equipment	1.2
Distribution/Wholesale	2.8
Electronic Measurement Instruments	3.9
Finance - Auto Loans	0.5
Finance - Investment Banker/Broker	2.0
Finance - Other Services	1.0
Food - Catering	1.5
Food - Wholesale/Distributors	2.9
Funeral Service & Related Items	1.6
Hotels & Motels	1.3
Insurance Brokers	1.4
Internet Security	0.6
Investment Management/Advisor Service	0.6
Machinery - General Industry	1.3
Machinery - Pumps	1.5
Medical - Biomedical/Gene	1.7
Medical - Hospitals	0.9
Medical Equipment	1.8
Medical Information Systems	3.0
Medical Laboratories & Testing Services	1.1
Medical Products	3.8
Midstream Oil & Gas	2.1
Networking Products	0.5
Office Automation & Equipment	3.9
Oil Company - Exploration & Production	0.9
Oil Refining & Marketing	0.6
Racetracks	1.5
Radio	1.6
Real Estate Management/Service	1.3
Recreational Centers	0.9
REITS - Diversified	4.3
REITS - Hotels	0.8
REITS - Single Tenant	0.8
REITS - Warehouse/Industrial	0.9
Resorts/Theme Parks	1.0
Retail - Restaurants	1.0
Semiconductor Equipment	0.9
Theaters	0.7
Veterinary Diagnostics	1.2
Waste Management	2.2
Water	0.7
Wireless Equipment	1.4
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2019 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $235,175,409 amounted to $69,837,477, which consisted of aggregate gross unrealized appreciation of $74,036,610 and aggregate gross unrealized depreciation of $4,199,133.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$305,012,886
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$305,012,886

 +See schedule of investments for a detailed listing of securities.